Financial instruments - Summary of detailed information about financial instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Financial assets	$ 7,142	$ 7,300
Disclosure of financial liabilities [abstract]
Financial liabilities	10,462	9,947
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	7,142	7,300
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Disclosure of financial liabilities [abstract]
Financial liabilities	10,462	9,947
Accounts Payable and Accrued Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	101	124
Accounts Payable and Accrued Liabilities [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	101	124
Lease liabilities [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	99	208
Lease liabilities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Lease liabilities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Lease liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	99	208
Loan payable [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	10,262	9,615
Loan payable [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	10,262	9,615
Cash And Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	7,090	7,260
Cash And Cash Equivalents [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Cash And Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	7,090	7,260
Cash And Cash Equivalents [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets	40	28
Receivables [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Receivables [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	40	28
Receivables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Deposits [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	$ 0	$ 0